Basis of preparation (Details)	12 Months Ended
	Dec. 31, 2025 MXN ($) Room Segment shares	Dec. 31, 2025 USD ($) $ / shares	Sep. 12, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Sep. 30, 2024	Jan. 18, 2024	Jan. 05, 2024 MXN ($)	Mar. 31, 2023
Going Concern Basis [Abstract]
Outstanding loan	$ 10,719,644,941			$ 11,174,200,426
Current outstanding loan	10,692,844,600			3,481,380,489
Interest payment	$ 916,613,493			$ 346,134,418
Interest rate					15.00%
Segments [Abstract]
Number of segments | Segment	1
GIC I [Member]
Going Concern Basis [Abstract]
Number of rooms under construction | Room	616
Bancomext [Member]
Going Concern Basis [Abstract]
Outstanding loan	$ 1,772,600,000	$ 98,700,000
ALG [Member]
Going Concern Basis [Abstract]
Outstanding loan	359,100,000	20,000,000
Interest rate								10.00%
Senior Notes [Member]
Going Concern Basis [Abstract]
Outstanding loan			$ 300,000,000
Current outstanding loan	$ 5,494,100,000	306,000,000
Interest payment			$ 300,000,000
Interest rate			11.00%
Grace period	30 days
NAFIN [Member]
Going Concern Basis [Abstract]
Outstanding loan	$ 1,044,400,000	58,200,000
Exitus [Member]
Going Concern Basis [Abstract]
Outstanding loan	$ 366,300,000	20,400,000
Equity kicker		$ 3,102,985
Equity kicker of ordinary shares (in shares) | shares	356,665
Share price (in dollars per share) | $ / shares		$ 8.7
Finamo [Member]
Going Concern Basis [Abstract]
Outstanding loan	$ 964,200,000	$ 53,700,000					$ 350,000,000
Interest rate						15.00%	17.00%